Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Defined Benefit Pension Plans [member]
Statement [LineItems]
Summary of Changes in Present Value of Defined Benefit Obligations, Fair Value of Plan Assets and Components of Net Periodic Benefit Costs

PLDT’s actuarial valuation is performed every year-end.  Based on the latest actuarial valuation, the actual present value of prepaid benefit costs, net periodic benefit costs and average assumptions used in developing the valuation as at and for the years ended December 31, 2017, 2016 and 2015 are as follows:

	2017	2016	2015
	(in million pesos)
Changes in the present value of defined benefit obligations:
Present value of defined benefit obligations at beginning of the year	23,142	21,602	23,072
Interest costs on benefit obligation	1,180	1,071	1,050
Service costs	1,158	1,066	1,113
Actuarial losses – experience	423	369	3
Actuarial gains – economic assumptions	(1,277)	(694)	(1,414)
Actual benefits paid/settlements	(2,723)	(241)	(2,112)
Curtailments and others (Note 5)	(400)	(31)	(110)
Present value of defined benefit obligations at end of the year	21,503	23,142	21,602
Changes in fair value of plan assets:
Fair value of plan assets at beginning of the year	11,960	11,439	9,950
Actual contributions	5,122	5,708	7,086
Interest income on plan assets	641	600	519
Return on plan assets (excluding amount included in net interest)	(2,466)	(5,546)	(4,004)
Actual benefits paid/settlements	(2,723)	(241)	(2,112)
Fair value of plan assets at end of the year	12,534	11,960	11,439
Unfunded status – net	(8,969)	(11,182)	(10,163)
Accrued benefit costs	8,984	11,197	10,178
Prepaid benefit costs (Note 19)	15	15	15
Components of net periodic benefit costs:
Service costs	1,158	1,066	1,113
Interest costs – net	539	471	531
Curtailment/settlement losses and other adjustments	(341)	—	(29)
Net periodic benefit costs (Note 5)	1,356	1,537	1,615

Summary of Expected Future Settlements

The following table sets forth the expected future settlements by the Plan of maturing defined benefit obligation as at December 31, 2017:

(in million pesos)
2018	268
2019	444
2020	423
2021	662
2022	844
2023 to 2060	91,691

Summary of Weighted Average Assumptions Used to Determine Pension Benefits

The weighted average assumptions used to determine pension benefits for the years ended December 31, 2017, 2016 and 2015 are as follows:

	2017	2016	2015
Rate of increase in compensation	6.0%	6.0%	6.0%
Discount rate	5.8%	5.3%	5.0%

Summary of Sensitivity Analysis on Defined Benefit Obligation

The sensitivity analysis below has been determined based on reasonably possible changes of each significant assumption on the defined benefit obligation as at December 31, 2017 and 2016, assuming if all other assumptions were held constant:

	Increase (Decrease)
	(in million pesos)
Discount rate	1%	(2,262)
	(1%)	2,638
Future salary increases	1%	2,606
	(1%)	(2,288)

Summary of Plan Assets

The following table sets forth the fair values, which are equal to the carrying values, of PLDT’s plan assets recognized as at December 31, 2017 and 2016:

	2017	2016
	(in million pesos)
Noncurrent Financial Assets
Investments in:
Unlisted equity investments	9,372	8,898
Shares of stock	2,510	2,426
Corporate bonds	111	106
Government securities	22	23
Investment properties	4	4
Mutual funds	30	3
Total noncurrent financial assets	12,049	11,460
Current Financial Assets
Cash and cash equivalents	396	412
Receivables	4	4
Total current financial assets	400	416
Total PLDT’s Plan Assets	12,449	11,876
Subsidiaries Plan Assets	85	84
Total Plan Assets of Defined Benefit Pension Plans	12,534	11,960

Defined Benefit Pension Plans [member] | Investment Property [member]
Statement [LineItems]
Summary of Allocation of Fair Value of Plan Assets

The allocation of the fair value of the assets for the PLDT pension plan as at December 31, 2017 and 2016 are as follows:

	2017	2016
Investments in listed and unlisted equity securities	95%	95%
Temporary cash investments	3%	4%
Mutual funds	1%	1%
Debt and fixed income securities	1%	—
	100%	100%

Defined Benefit Pension Plans [member] | Unlisted Equity Investments [member]
Statement [LineItems]
Summary of Plan Assets

As at December 31, 2017 and 2016, this account consists of:

	2017	2016	2017	2016
	% of Ownership		(in million pesos)
MediaQuest	100%	100%	8,696	8,267
Tahanan Mutual Building and Loan Association, Inc.or TMBLA, (net of subscriptions payable of Php32 million)	100%	100%	435	400
BTFHI	100%	100%	201	192
Superior Multi Parañaque Homes, Inc.	100%	100%	39	38
Bancholders, Inc.	100%	100%	1	1
			9,372	8,898

Defined Benefit Pension Plans [member] | Shares of stock [Member]
Statement [LineItems]
Summary of Plan Assets	As at December 31, 2017 and 2016, this account consists of:
	2017	2016
	(in million pesos)
Common shares
PSE	1,555	1,590
PLDT	39	36
Others	556	440
Preferred shares	360	360
	2,510	2,426

Defined Contribution Plans [member]
Statement [LineItems]
Summary of Changes in Present Value of Defined Benefit Obligations, Fair Value of Plan Assets and Components of Net Periodic Benefit Costs

Smart’s and certain of its subsidiaries’ actuarial valuation is performed every year-end.  Based on the latest actuarial valuation, the actual present value of prepaid benefit costs, net periodic benefit costs and average assumptions used in developing the valuation as at and for the years ended December 31, 2017, 2016 and 2015 are as follows:

	2017	2016	2015
	(in million pesos)
Changes in the present value of defined benefit obligations:
Present value of defined benefit obligations at beginning of the year	2,177	2,116	2,149
Service costs	269	284	289
Interest costs on benefit obligation	113	94	98
Actuarial losses (gains) – economic assumptions	29	1	(67)
Actuarial gains – experience	(6)	(77)	(217)
Actual benefits paid/settlements	(92)	(226)	(96)
Curtailment and others	—	(15)	(40)
Present value of defined benefit obligations at end of the year	2,490	2,177	2,116
Changes in fair value of plan assets:
Fair value of plan assets at beginning of the year	2,414	2,388	2,205
Actual contributions	335	201	227
Interest income on plan assets	131	125	92
Return on plan assets (excluding amount included in net interest)	74	(74)	(40)
Actual benefits paid/settlements	(92)	(226)	(96)
Fair value of plan assets at end of the year	2,862	2,414	2,388
Funded status – net	372	237	272
Accrued benefit costs	13	9	19
Prepaid benefit costs (Note 19)	385	246	291
Components of net periodic benefit costs:
Service costs	269	284	289
Interest costs – net	(18)	(31)	7
Curtailment/settlement gain	—	(15)	(23)
Net periodic benefit costs (Note 5)	251	238	273

Summary of Expected Future Settlements

The following table sets forth the expected future settlements by the Plan of maturing defined benefit obligation as at December 31, 2017:

(in million pesos)
2018	129
2019	85
2020	135
2021	99
2022	159
2023 to 2060	1,194

Summary of Weighted Average Assumptions Used to Determine Pension Benefits

The weighted average assumptions used to determine pension benefits for the years ended December 31, 2017, 2016 and 2015 are as follows:

	2017	2016	2015
Rate of increase in compensation	5.0%	5.0%	5.0%
Discount rate	5.8%	5.2%	5.0%

Summary of Sensitivity Analysis on Defined Benefit Obligation

The sensitivity analysis below has been determined based on reasonably possible changes of each significant assumption on the defined benefit obligation as at December 31, 2017, assuming if all other assumptions were held constant:

	Increase (Decrease)
	(in million pesos)
Discount rate	(1%)	(6)
	1%	11
Future salary increases	1%	11
	(1%)	(6)

Summary of Plan Assets

The following table sets forth the fair values, which are equal to the carrying values, of Smart’s plan assets recognized as at December 31, 2017 and 2016:

	2017	2016
	(in million pesos)
Noncurrent Financial Assets
Investments in:
Domestic fixed income	1,721	1,390
International equities	557	475
Domestic equities	555	379
Philippine foreign currency bonds	373	478
International fixed income	361	163
Total noncurrent financial assets	3,567	2,885
Current Financial Assets
Cash and cash equivalents	153	237
Receivables	8	1
Total current financial assets	161	238
Total plan assets	3,728	3,123
Employee’s share, forfeitures and mandatory reserve account	866	709
Total Plan Assets of Defined Contribution Plans	2,862	2,414

Summary of Allocation of Fair Value of Plan Assets

The allocation of the fair value of Smart and certain of its subsidiaries pension plan assets as at December 31, 2017 and 2016 is as follows:

	2017	2016
Investments in debt and fixed income securities and others	70%	73%
Investments in listed and unlisted equity securities	30%	27%
	100%	100%